Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 10 - Other Current Liabilities

	December 31,
	2025	2024
	U.S. Dollars (in thousands)

Advances from customers and deferred revenues	17,999	28,919
Accrued employee compensation and other related benefits	19,364	15,708
Commissions	13,732	12,733
Government institutions and income tax payable	12,441	10,072
Accrued warranty costs (1)	4,711	4,355
Accrued expenses	3,382	3,005
Operating lease obligations (See Note 2(X))	1,779	2,204
Finance lease obligations	341	284

	73,749	77,280

(1)	Changes in the accrued warranty costs are as follows:
	Year ended December 31,
	2025	2024
	U.S. Dollars (in thousands)
Beginning of year	4,355	3,397
Accruals	8,938	7,643
Usage	(8,582)	(6,685)

Balance at end of year	4,711	4,355